Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Goodwill as of December 31, 2014 and 2013 is as follows:

(in US$ millions)	2014	2013
Historical cost price	194.5	187.9
Accumulated impairments	(63.1)	(60.6)

Book value at January 1	131.4	127.3

Movements:
Effect of movements in exchange rates	(11.8)	4.1
Impairments	—	—

Book value at December 31	119.6	131.4

Historical cost price	175.3	194.5
Accumulated impairments	(55.7)	(63.1)

Book value at December 31	119.6	131.4